CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock	Additional Paid-in Capital 10% Warrants	Additional Paid-in Capital 15% Warrants	Additional Paid-in Capital	Accumulated Deficit	10% Warrants	15% Warrants	Total
Balance at the beginning of the year at Dec. 31, 2018	$ 36,223			$ 56,303,061	$ (51,787,947)			$ 4,551,337
Balance at the beginning of the year (in Shares) at Dec. 31, 2018	36,222,752
Common stock issued upon exercise of stock options	$ 270			188,500				188,770
Common stock issued upon exercise of stock options (in shares)	269,728
Warrants issued with Notes			$ 158,100				$ 158,100
Sale of common stock, net of issuance costs	$ 3,000			503,614				506,614
Sale of common stock, net of issuance costs (in shares)	3,000,000
Common stock issued for property and equipment	$ 5			7,995				8,000
Common stock issued for property and equipment (in shares)	5,000
Stock options granted to employees and consultants				3,885,964				3,885,964
Net loss					(15,483,797)			(15,483,797)
Balance at the end of the year at Dec. 31, 2019	$ 39,498			61,468,034	(67,271,744)			(5,764,212)
Balance at the end of the year(in Shares) at Dec. 31, 2019	39,497,480
Warrants issued with Notes			835,499				835,499
Common stock issued upon exercise of warrants	$ 200			172,041				172,241
Common stock issued upon exercise of warrants (in shares)	200,000
Common stock issued to employees for services	$ 43			99,957				100,000
Common stock issued to employees in services ( in shares)	42,735
Common stock issued upon conversion of debt	$ 541			249,459				250,000
Common stock issued upon conversion of debt (in shares)	541,666
Expense in relation to beneficial conversion feature				233,500				233,500
Stock options granted to employees and consultants				492,331				492,331
Net loss					(2,014,179)			(2,014,179)
Balance at the end of the year at Mar. 31, 2020	$ 40,282			63,550,821	(69,285,923)			(5,694,820)
Balance at the end of the year(in Shares) at Mar. 31, 2020	40,281,881
Balance at the beginning of the year at Dec. 31, 2019	$ 39,498			61,468,034	(67,271,744)			(5,764,212)
Balance at the beginning of the year (in Shares) at Dec. 31, 2019	39,497,480
Warrants issued with Notes		$ 385,400	$ 835,499			$ 385,400	$ 835,499
Common stock issued upon exercise of warrants	$ 200			172,041				172,241
Common stock issued upon exercise of warrants (in shares)	200,000
Common stock issued to employees for services	$ 43			99,957				100,000
Common stock issued to employees in services ( in shares)	42,735
Common stock issued upon conversion of debt	$ 2,215			954,841				957,056
Common stock issued upon conversion of debt (in shares)	2,215,892
Beneficial conversion feature				233,500				233,500
Cashless exercise of warrants	$ 2,466			3,204,763				3,207,229
Cashless exercise of warrants (in shares)	2,466,439
Sale of common stock, net of issuance costs	$ 7,532			2,992,468				3,000,000
Sale of common stock, net of issuance costs (in shares)	7,532,010
Common stock issued for acquisition of SevenFive Farms	$ 8,859			3,800,092				3,808,951
Common stock issued for acquisition of SevenFive Farms (in shares)	8,859,117
Stock options granted to employees and consultants				1,424,146				1,424,146
Modification of warrants				320,673				320,673
Net loss					(7,679,692)			(7,679,692)
Balance at the end of the year at Dec. 31, 2020	$ 60,813			75,891,414	(74,951,436)			1,000,791
Balance at the end of the year(in Shares) at Dec. 31, 2020	60,813,673
Common stock issued to a consultant	$ 112			99,888				100,000
Common stock issued to a consultant (in Shares)	112,359
Common stock issued upon exercise of stock options	$ 214			134,788				135,002
Common stock issued upon exercise of stock options (in shares)	213,860
Beneficial conversion feature				417,539				417,539
Cashless exercise of warrants	$ 1,005			1,556,073				1,557,078
Cashless exercise of warrants (in shares)	1,006,623
Stock options granted to employees and consultants				103,932				103,932
Warrants issued with Notes		$ 429,300				$ 429,300
Net loss					(2,359,068)			(2,359,068)
Balance at the end of the year at Mar. 31, 2021	$ 62,144			$ 78,632,934	$ (77,310,504)			$ 1,384,574
Balance at the end of the year(in Shares) at Mar. 31, 2021	62,146,515